Stock-Based Compensation - Fair Value Valuation Assumptions (Details) - Mariadb Corporation Ab - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Maximum
Fair value valuation assumptions
Dividend yield (%)	0.00%
Stock options
Fair value valuation assumptions
Minimum Expected volatility (%)	43.21%	40.19%
Maximum Expected volatility (%)	46.94%	57.16%
Minimum Risk-free interest rate (%)	1.17%	0.06%
Maximum Risk-free interest rate (%)	3.27%	1.39%
Expected life of stock options (years)		7 years 6 months
Stock options | Minimum
Fair value valuation assumptions
Dividend yield (%)	0.00%	0.00%
Expected life of stock options (years)	5 years	1 month 6 days
Fair value of common stock ($)	$ 0.32	$ 0.20
Stock options | Maximum
Fair value valuation assumptions
Dividend yield (%)		0.00%
Expected life of stock options (years)	7 years 7 days
Fair value of common stock ($)	$ 0.87	$ 0.20
Stock options | Weighted average
Fair value valuation assumptions
Dividend yield (%)	0.00%	0.00%
Weighted average Expected volatility (%)	44.87%	41.71%
Risk-free interest rate (%)	2.81%	0.83%
Expected life of stock options (years)	6 years 4 days	5 years 11 months 23 days
Fair value of common stock ($)	$ 0.81	$ 0.20